16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	R$ 2,468	R$ 2,337	R$ 2,254
Monetary updating	317	322	317
Amounts received	(250)	(250)	(234)
Ending Balance	2,468	2,468	2,337
Cemig Geracao Tres Marias Sa [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	1,370	1,330	1,283
Monetary updating	171	174	172
Amounts received	(139)	(134)	(125)
Ending Balance	1,402	1,370	1,330
Cemig Geracao Salto Grande Sa [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	430	417	417
Monetary updating	54	55	54
Amounts received	(44)	(42)	(40)
Ending Balance	440	430	417
Cemig Geracao Itutinga Sa [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	161	156	150
Monetary updating	23	23	23
Amounts received	(19)	(18)	(17)
Ending Balance	165	161	156
Cemig Geracao Camargos S.A. [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	120	116	112
Monetary updating	17	17	17
Amounts received	(13)	(13)	(13)
Ending Balance	124	120	116
Cemig Geracao Sul S.A. [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	157	152	147
Monetary updating	24	24	23
Amounts received	(20)	(19)	(18)
Ending Balance	161	157	152
Cemig Geracao Leste S.A. [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	107	103	99
Monetary updating	18	18	17
Amounts received	(15)	(14)	(13)
Ending Balance	110	107	103
Cemig Geracao Oeste S.A. [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	64	63	60
Monetary updating	11	11	11
Amounts received	(9)	(10)	(8)
Ending Balance	R$ 66	R$ 64	R$ 63